Loans Receivable, Net (Schedule of loans evaluated individually for impairment and collectively evaluated for impairment in the allowance for loan losses) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	$ 0	$ 14,289
Collectively Evaluated For Impairment	8,221,618	8,341,942
Total	8,221,618	8,356,231
Residential Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	0	0
Collectively Evaluated For Impairment	1,233,843	1,360,346
Total	1,233,843	1,360,346
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	0	1,699
Collectively Evaluated For Impairment	1,144,815	994,921
Total	1,144,815	996,620
Commercial Business
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	0	0
Collectively Evaluated For Impairment	1,011,227	882,999
Total	1,011,227	882,999
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	0	12,590
Collectively Evaluated For Impairment	4,831,733	5,103,676
Total	$ 4,831,733	$ 5,116,266